Deposits - Changes in Security Deposits and Maintenance Reserve Deposits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	R$ 2,293,495	R$ 2,539,561
Additions	617,975	592,731
Returns	(240,951)	587,157
Provision for inclusion and reversal	113,149	135,284
Use by the lessor	(41,042)	221,054
Foreign currency exchange	650,036	(165,870)
Long-term and short-term deposits, not classified as cash and cash equivalents	3,392,662	2,293,495
Non-current	3,063,786	1,777,803
Security deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	418,537	374,960
Additions	220,698	234,972
Returns	(57,028)	169,432
Provision for inclusion and reversal	0	0
Use by the lessor	0	0
Foreign currency exchange	105,827	(21,963)
Long-term and short-term deposits, not classified as cash and cash equivalents	688,034	418,537
Non-current	574,235	353,749
Maintenance reserve deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	1,874,958	2,164,601
Additions	397,277	357,759
Returns	(183,923)	417,725
Provision for inclusion and reversal	113,149	135,284
Use by the lessor	(41,042)	221,054
Foreign currency exchange	544,209	(143,907)
Long-term and short-term deposits, not classified as cash and cash equivalents	2,704,628	1,874,958
Non-current	R$ 2,489,551	R$ 1,424,054